Exhibit 99.1

World Omni Auto Receivables Trust 2020-C

Monthly Servicer Certificate

June 30, 2024

Dates Covered
Collections Period	06/01/24 - 06/30/24
Interest Accrual Period	06/17/24 - 07/14/24
30/360 Days	30
Actual/360 Days	28
Distribution Date	07/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/24	165,535,155.05	18,411
Yield Supplement Overcollateralization Amount 05/31/24	2,170,229.57	0
Receivables Balance 05/31/24	167,705,384.62	18,411
Principal Payments	10,437,472.39	341
Defaulted Receivables	119,127.50	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/24	1,941,616.80	0
Pool Balance at 06/30/24	155,207,167.93	18,059

Pool Statistics	$ Amount	# of Accounts
Pool Factor	11.92%
Prepayment ABS Speed	1.00%
Aggregate Starting Principal Balance	1,318,405,815.29	46,124

Delinquent Receivables:
Past Due 31-60 days	2,487,885.73	192
Past Due 61-90 days	755,850.92	52
Past Due 91-120 days	122,256.03	9
Past Due 121+ days	0.00	0
Total	3,365,992.68	253

Total 31+ Delinquent as % Aggregate Ending Principal Balance	2.14%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.56%
Delinquency Trigger Occurred	NO

Recoveries	85,246.01
Aggregate Net Losses/(Gains) - June 2024	33,881.49
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.24%
Prior Net Losses/(Gains) Ratio	-0.12%
Second Prior Net Losses/(Gains) Ratio	-0.65%
Third Prior Net Losses/(Gains) Ratio	-0.01%
Four Month Average	-0.14%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.32%

Overcollateralization Target Amount	6,324,057.64
Actual Overcollateralization	6,324,057.64
Weighted Average Contract Rate	4.17%
Weighted Average Contract Rate, Yield Adjusted	5.73%
Weighted Average Remaining Term	21.14

Flow of Funds	$ Amount
Collections	11,072,423.27
Investment Earnings on Cash Accounts	56,040.28
Servicing Fee	(139,754.49)
Transfer to Collection Account	-
Available Funds	10,988,709.06

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	52,125.06
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	27,383.25
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Class C Interest	21,892.50
(7) Noteholders' Third Priority Principal Distributable Amount	4,003,929.48
(8) Required Reserve Account	0.00
(9) Noteholders' Principal Distributable Amount	6,324,057.64
(10) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(11) Distribution to Certificateholders	559,321.13

Total Distributions of Available Funds	10,988,709.06

Servicing Fee	139,754.49
Unpaid Servicing Fee	0.00
Change in amount of the unpaid servicing fee from the prior period	0.00

Note Balances & Note Factors	$ Amount
Original Class A	1,199,070,000.00
Original Class B	37,770,000.00
Original Class C	18,900,000.00

Total Class A, B, & C
Note Balance @ 06/17/24	159,211,097.41
Principal Paid	10,327,987.12
Note Balance @ 07/15/24	148,883,110.29

Class A-1
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-2
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-3
Note Balance @ 06/17/24	0.00
Principal Paid	0.00
Note Balance @ 07/15/24	0.00
Note Factor @ 07/15/24	0.0000000%

Class A-4
Note Balance @ 06/17/24	102,541,097.41
Principal Paid	10,327,987.12
Note Balance @ 07/15/24	92,213,110.29
Note Factor @ 07/15/24	88.1409963%

Class B
Note Balance @ 06/17/24	37,770,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	37,770,000.00
Note Factor @ 07/15/24	100.0000000%

Class C
Note Balance @ 06/17/24	18,900,000.00
Principal Paid	0.00
Note Balance @ 07/15/24	18,900,000.00
Note Factor @ 07/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	101,400.81
Total Principal Paid	10,327,987.12
Total Paid	10,429,387.93

Class A-1
Coupon	0.20684%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.35000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-3 Holders	0.00

Class A-4
Coupon	0.61000%
Interest Paid	52,125.06
Principal Paid	10,327,987.12
Total Paid to A-4 Holders	10,380,112.18

Class B
Coupon	0.87000%
Interest Paid	27,383.25
Principal Paid	0.00
Total Paid to B Holders	27,383.25

Class C
Coupon	1.39000%
Interest Paid	21,892.50
Principal Paid	0.00
Total Paid to C Holders	21,892.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.0807498
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	8.2246222
Total Distribution Amount	8.3053720

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.0000000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.0000000

A-4 Interest Distribution Amount	0.4982323
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	98.7190510
Total A-4 Distribution Amount	99.2172833

B Interest Distribution Amount	0.7250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7250000

C Interest Distribution Amount	1.1583333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.1583333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	387.68
Noteholders' Principal Distributable Amount	612.32

Account Balances	$ Amount
Reserve Account
Balance as of 06/17/24	12,588,844.52
Investment Earnings	54,261.94
Investment Earnings Paid	(54,261.94)
Deposit/(Withdrawal)	-
Balance as of 07/15/24	12,588,844.52
Change	-

Required Reserve Amount	12,588,844.52

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$926,717.21	$667,712.91	$967,913.79
Number of Extensions	70	57	73
Ratio of extensions to Beginning of Period Receivables Balance	0.55%	0.37%	0.50%